Statements of Consolidated Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Paid-in Capital	Income Retained for Use in the Business	Treasury Shares-at Cost	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Jun. 30, 2008	$ 502,075	$ 10,000	$ 133,078	$ 543,692	$ (190,944)	$ 6,249
Beginning balance, shares at Jun. 30, 2008		42,290
Net income	42,260			42,260
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(569)					(569)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	437					437
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(177)					(177)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,127					1,127
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(1,883)					(1,883)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	(13,033)					(13,033)
Total comprehensive income	28,162
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(25,378)			(25,378)
Purchases of common stock for treasury	(1,210)				(1,210)
Purchases of common stock for treasury, shares		(68)
Treasury shares issued for:
Exercise of stock options and appreciation rights	1,054		47		1,007
Exercise of stock options and appreciation rights, shares		73
Deferred compensation plans	410		110		300
Deferred compensation plans, shares		18
Compensation expense - stock options and appreciation rights	3,701		3,701
Amortization of restricted common stock compensation	391		391
Other	(1,103)		(432)		(671)
Other, shares		(29)
Ending balance at Jun. 30, 2009	508,102	10,000	136,895	560,574	(191,518)	(7,849)
Ending balance, shares at Jun. 30, 2009		42,284
Net income	65,903			65,903
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(738)					(738)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	873					873
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(27)					(27)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,104					1,104
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(2,393)					(2,393)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	2,982					2,982
Total comprehensive income	67,704
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(25,416)			(25,416)
Purchases of common stock for treasury	(3,929)				(3,929)
Purchases of common stock for treasury, shares		(160)
Treasury shares issued for:
Exercise of stock options and appreciation rights	2,871		1,499		1,372
Exercise of stock options and appreciation rights, shares		214
Deferred compensation plans	255		68		187
Deferred compensation plans, shares		11
Compensation expense - stock options and appreciation rights	3,020		3,020
Amortization of other share-based compensation	2,106		2,106
Other	326		(403)	309	420
Other, shares		27
Ending balance at Jun. 30, 2010	555,039	10,000	143,185	601,370	(193,468)	(6,048)
Ending balance, shares at Jun. 30, 2010		42,376
Net income	96,759			96,759
Current period cash flow hedging activity, net of income tax of $(457), $(365) and $(82) for 2009, 2010 and 2011, respectively	(184)					(184)
Reclassification of interest expense into income, net of income tax of $264, $535 and $ 116 for 2009, 2010 and 2011 respectively	200					200
Unrealized loss on investment securities available for sale, net of income tax of $(105), $(19) and $ (31) for 2009, 2010 and 2011 respectively	(53)					(53)
Reclassification of pension and postemployment expense into income, net of income tax of $691, $677 and $ 850 for 2009, 2010 and 2011 respectively	1,364					1,364
Pension and postemployment adjustment, net of income tax of $(1,154), $(1,467) and $(435) for 2009, 2010 and 2011 respectively	(495)					(495)
Foreign currency translation adjustment, net of income tax of $(3,793), $(32) and $(264) for 2009, 2010 and 2011 respectively	10,275					10,275
Total comprehensive income	107,866
Cash dividends - $0.60, $0.60 and $0.70 per share for 2009, 2010 and 2011 respectively	(29,751)			(29,751)
Purchases of common stock for treasury	(6,085)				(6,085)
Purchases of common stock for treasury, shares		(190)
Treasury shares issued for:
Exercise of stock options and appreciation rights	597		(109)		706
Exercise of stock options and appreciation rights, shares		379
Deferred compensation plans	221		102		119
Deferred compensation plans, shares		6
Compensation expense - stock options and appreciation rights	2,473		2,473
Amortization of other share-based compensation	3,158		3,158
Other	45		(502)	43	504
Other, shares		31
Ending balance at Jun. 30, 2011	$ 633,563	$ 10,000	$ 148,307	$ 668,421	$ (198,224)	$ 5,059
Ending balance, shares at Jun. 30, 2011		42,602